CONSOLIDATED STATEMENT OF CHANGES IN SHAREHOLDERS' EQUITY/ (DEFICIT) (USD $) In Thousands, except Share data	Total	Common Stock [Member]	Additional paid-in capital [Member]	Accumulated other comprehensive income [Member]	Accumulated deficit [Member]
Beginning balance at Dec. 31, 2009	$ 48,400	$ 2	$ 122,922	$ 1,050	$ (75,574)
Beginning balance, shares at Dec. 31, 2009		20,758,368
Net profit / (loss)	(46,639)				(46,639)
Foreign currency exchange translation adjustment	103			103
Repurchase of warrants	(3,809)		(3,809)
Exercise of warrants	9		9
Exercise of warrants, Shares		1,460
Issuance of shares, Shares		6,250
Issuance of common shares for share incentive plan	1		1
Issuance of common shares for share incentive plan, Shares		92,583
Share-based compensation	2,398		2,398
Ending balance at Dec. 31, 2010	463	2	121,521	1,153	(122,213)
Ending balance, shares at Dec. 31, 2010		20,858,661
Net profit / (loss)	(13,459)				(13,459)
Foreign currency exchange translation adjustment	(2,224)			(2,224)
Share issued for earn-out	871		871
Share issued for earn-out, Shares		750,380
Issuance of common shares for share incentive plan	2		2
Issuance of common shares for share incentive plan, Shares		78,456
Share-based compensation	894		894
Ending balance at Dec. 31, 2011	(13,453)	2	123,288	(1,071)	(135,672)
Ending balance, shares at Dec. 31, 2011		21,687,497
Net profit / (loss)	8,752				8,752
Foreign currency exchange translation adjustment	(3,362)			(3,362)
Share issued for earn-out	1,904		1,904
Share issued for earn-out, Shares		1,158,515
Extinguishment of ordinary shares	(147)		(147)
Extinguishment of ordinary shares, Shares		(132,272)
Exercise of warrants	2,215		2,215
Exercise of warrants, Shares		1,771,749
Issuance of shares	6,955	1	6,954
Issuance of shares, Shares		6,955,000
Issuance of common shares for share incentive plan
Issuance of common shares for share incentive plan, Shares		56,087
Share-based compensation	660		660
Conversion of promissory convertible notes	3,149		3,149
Conversion of promissory convertible notes, Shares	3,148,833	3,148,833
Repurchase of ordinary shares	(621)		(621)
Repurchase of ordinary shares, Shares		(4,501,668)
Options issued for divestiture of SearchMedia International	421		421
Ending balance at Dec. 31, 2012	$ 6,473	$ 3	$ 137,823	$ (4,433)	$ (126,920)
Ending balance, shares at Dec. 31, 2012		30,143,741